Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases	Leases
Leases, where the Group is a lessee, are related to leased office spaces and car parking spaces. Contracts may contain both lease and non-lease components. The Group has elected not to separate lease and non-lease components and instead accounts for these as a single lease component as the non-lease components are not material to the arrangement.
Rental contracts are typically made for fixed periods of 12 months to 5 years. Any extension options in these leases have not been included in the lease liability, because both parties to the lease agreement must mutually agree to the extension. In addition, periods after termination options are only included in the lease term if the lease is reasonably certain not to be terminated. The Group does not have an option to purchase these leased assets at the expiration of the lease periods.
The consolidated and carve-out statements of financial position show the following amounts relating to the ROU assets and lease liabilities:

	As of December 31,
In thousands of USD	2021	2020	2019
Office spaces	291	114	245
Total ROU assets	291	114	245
There were additions of USD 315 thousand to the right-of-use assets during the 2021 financial due to reassessment of the lease terms (2020: no additions) (2019: USD 333 thousand).
As of January 1, 2019, the Group had one non‑cancellable lease commitment of USD 30 thousand for office space, which was considered a short-term lease, therefore the Group did not recognize a right‑of‑use asset or a lease liability in the statement of financial position as of that date.

	As of December 31,
In thousands of USD	2021	2020	2019
Current	134	112	142
Non-current	158	4	106
Total lease liabilities	292	116	248
Amounts recognized in the profit or loss

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Depreciation expense of ROU assets(ii)	134	146	86
Interest expense(i)	—	2	2
Expense relating to short-term leases(ii)	63	43	28
Expense relating to low-value leases(ii)	2	2	1
Total	199	193	117
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(i)Included in Financial expense
(ii)Included in General and administrative expenses
The total cash outflow for leases in 2021 was USD 200 thousand (2020: USD 193 thousand) (2019: USD 115 thousand).